Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

17.   Commitments and Contingencies

The Universities participate in various federal student financial assistance programs which are subject to audit by agencies, including the Department of Education, the Veterans Administration, and the Department of Defense. Management believes that the potential effects of audit adjustments, if any, for the periods currently under audit will not have a material adverse effect, individually or in the aggregate, on the Company’s consolidated financial position, results of operations, or cash flows.